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AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 4, 2006
                                           1933 ACT REGISTRATION NO. 333-130345
================================================================================

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-14

                               -----------------

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                   [X] PRE-EFFECTIVE       [ ] POST-EFFECTIVE
                       AMENDMENT NO. 1         AMENDMENT NO.

                               -----------------

                        METROPOLITAN SERIES FUND, INC.*
              [EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER]

                               -----------------

                AREA CODE AND TELEPHONE NUMBER: (617) 578-3104

                              501 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                            JOHN L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                              METLIFE GROUP, INC.
                                1 METLIFE PLAZA
                           27-01 QUEENS PLAZA NORTH
                       LONG ISLAND CITY, NEW YORK 11101

                               -----------------

                                   COPY TO:

                                THOMAS M. LENZ
                             METLIFE ADVISERS, LLC
                              501 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                       COPIES OF ALL CORRESPONDENCE TO:
                              JOHN M. LODER, ESQ.
                               ROPES & GRAY LLP
                             1 INTERNATIONAL PLACE
                          BOSTON, MASSACHUSETTS 02110

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   Approximate Date of Proposed Offering: As soon as practicable after this
Registration Statement is declared effective.

   Title of Securities Being Registered: Shares of capital stock, par value $.01 per share.

   The Registrant has registered an indefinite amount of securities of its BlackRock Money Market Portfolio under the Securities Act of 1933 pursuant to
Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 2004 was filed with the Commission on or about March 28, 2005.

   This Amendment to the Registration Statement on Form N-14AE of Metropolitan Series Fund, Inc., filed with the Securities and Exchange Commission on
December 15, 2005 (Accession No. 0001193125-05-243409; File No. 333-130345), is
being filed to add Exhibit (16) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

   * On behalf of its BlackRock Money Market Portfolio.
================================================================================

                        METROPOLITAN SERIES FUND, INC.

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification

   The Registrant is required by Article V of its ByLaws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

   Notwithstanding the foregoing, Article V of the Registrant's ByLaws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

   (b) Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

   (c) Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

   (d) Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

   (e) Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

   (f) Articles Supplementary of Registrant, dated January 25,1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

   (g) Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

   (h) Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed on December 18, 1996.

   (i) Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on January 11, 1999.

   (j) Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on April 6, 2000.

   (k) Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed on November 30, 2000.

   (l) Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed on April 4, 2001.

   (m) Articles Supplementary of Registrant, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on April 30, 2003.

   (n) Articles Supplementary of Registrant, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on April 30, 2003.

   (o) Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

   (p) Articles Supplementary of Registrant, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 29, 2004.

   (q) Articles Supplementary of Registrant, dated June 16, 2004, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

   (r) Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

   (s) Certificate of Correction of Articles of Amendment, dated December 1, 1983, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

   (t) Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

   (u) Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on October 6, 1998.

   (v) Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

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   (w)   Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on January 19, 2000.

   (x) Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed on April 4, 2001.

   (y) Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on April 30, 2003.

   (z) Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on April 30, 2003.

   (aa) Articles of Amendment dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 29, 2004.

   (bb) Articles of Amendment dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 29, 2004.

   (cc) Articles of Amendment dated January 28, 2005, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

(2)(a) By-Laws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

   (b) Amendment to By-Laws, dated April 24, 1997, is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on April 2, 1998.

   (c) Amended and Restated By-Laws dated May 8, 2003, are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement filed on February 4, 2004.

(3)      None.

(4)(a) Form of Agreement and Plan of Reorganization by and between (i) Money Market Portfolio and (ii) Metropolitan Series Fund, Inc. (the "Registrant"), on behalf of the BlackRock Money Market Portfolio, a series of the Registrant, incorporated herein by reference to the Registrant's Registration Statement on Form N-14AE filed on December 15, 2005 (File No. 333-130345).

(5)      None.

(6) (a) Advisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on January 17, 2003.

    (b) Subadvisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

(7) (a) Distribution Agreement as revised May 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

    (b) Amended and Restated Distribution Agreement as revised May 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

(8)      None.

(9) (a) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

    (b) Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

    (c) Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on April 30, 1996.

    (d) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement filed on January 29, 2002.

    (e) Agreement dated October 23, 2002 revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed on April 30, 2003.

    (f) Agreement dated May 30, 2003 revising list of funds subject to Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 29, 2004.

(10)(a) Class B and Class E Distribution Plan as revised May 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

    (b) Class B and Class E Distribution and Services Plan as revised May 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement filed on April 29, 2005.

    (c) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed on April 4, 2001.

(11) Opinion and consent of Ropes & Gray LLP with respect to the legality of the securities being registered is incorporated herein by reference to the Registrant's Registration Statement on Form N-14AE filed on December 15, 2005 (File No. 333-130345).

(12) Opinion and consent of Sullivan and Worcester LLP on tax matters and consequences to shareholders (to be filed by amendment).

(13)     None.

(14)(a) Consent of KPMG LLP with regard to Money Market Portfolio is incorporated herein by reference to the Registrant's Registration Statement on Form N-14AE filed on December 15, 2005 (File No. 333-130345).

(14)(b) Consent of Deloitte & Touche LLP with respect to BlackRock Money Market Portfolio is incorporated herein by reference to the Registrant's Registration Statement on Form N-14AE filed on December 15, 2005 (File No. 333-130345).

(15)     None.

(16) Powers of Attorney for H. Jesse Arnelle, Steve A. Garban, Nancy Hawthorne, John T. Ludes, Michael S. Scott Morton, Linda B. Strumpf and Arthur G. Typermass dated December 29, 2005 (filed herewith).

(17) Form of Proxy and Voting Instruction Form are is incorporated herein by reference to the Registrant's Registration Statement on Form N-14AE filed on December 15, 2005 (File No. 333-130345).

Item 17. Undertakings

    (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Registrant's Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

    (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registrant's Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

    (c) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement on Form N-14AE which will include the tax opinion required by Item 16.12.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Boston and the Commonwealth of Massachusetts on the 4th day of January, 2006.

                                              Metropolitan Series Fund, Inc.

                                              By: /s/ HUGH MCHAFFIE
                                                  -----------------------------
                                                  Hugh McHaffie
                                                  President

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Boston and the Commonwealth of Massachusetts on the 4th day of January, 2006.


/s/ HUGH MCHAFFIE            Chairman of the Board;       January 4, 2006
--------------------------   Chief Executive Officer;
Hugh McHaffie                President and Director

/s/ H. JESSE ARNELLE         Director                     January 4, 2006
--------------------------
H. Jesse Arnelle

/s/ STEVE A. GARBAN          Director                     January 4, 2006
--------------------------
Steve A. Garban

/s/ NANCY HAWTHORNE          Director                     January 4, 2006
--------------------------
Nancy Hawthorne

/s/ JOHN T. LUDES            Director                     January 4, 2006
--------------------------
John T. Ludes

/s/MICHAEL S. SCOTT MORTON   Director                     January 4, 2006
--------------------------
Michael S. Scott Morton

 /s/ LINDA B. STRUMPF      Director                  January 4, 2006
 ------------------------
 Linda B. Strumpf

 /s/ ARTHUR G. TYPERMASS   Director                  January 4, 2006
 ------------------------
 Arthur G. Typermass

 /s/ PETER DUFFY           Treasurer; Principal      January 4, 2006
 ------------------------  Financial and Accounting
 Peter Duffy               Officer

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                                 EXHIBIT INDEX

 EXHIBIT ITEM
 ------- ----
  (16) Powers of Attorney for H. Jesse Arnelle, Steve A. Garban, Nancy Hawthorne, John T. Ludes, Michael S. Scott Morton, Linda B. Strumpf and Arthur G. Typermass